DEFERRED REVENUES (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Deferred Revenue	$ 168,891	$ 178,891
Deferred Revenue, Current	13,333	13,333	13,333
Deferred Revenue, Noncurrent	155,556	165,558	178,890
Advance Rent	$ 200,000	$ 200,000